Nature of Operations and Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2012
Summary of Impact of Error Corrections

The impact of these error corrections are summarized in the following tables:

Consolidated Statement of Income Impact

	Year ended July 2, 2011				Year ended July 3, 2010
(in millions)	As Reported [1]	Adjustments	Disc. Ops.	As Restated	As Reported [1]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$8,681	$ (11)	$(4,651)	$4,019	$8,339	$ (3)	$(4,364)	$3,972
Cost of sales	5,868	(7)	(3,039)	2,822	5,356	1	(2,624)	2,733
Selling, general and administrative expenses	2,060	5	(1,147)	918	2,183	2	(1,158)	1,027
Net charges for exit activities, asset and business dispositions	105	–	(66)	39	84	(3)	(63)	18
Impairment charges	21	–	(6)	15	28	–	(13)	15
Contingent sale proceeds	–	–	–	–	(133)	–	133	–
Operating income	627	(9)	(393)	225	821	(3)	(639)	179
Interest expense	117	–	(25)	92	138	–	(18)	120
Interest income	(32)	–	27	(5)	(23)	–	19	(4)
Debt extinguishment costs	55	–	–	55	–	–	–	–
Income from continuing operations before tax	$ 487	$(9)	(395)	$ 83	$ 706	$(3)	(640)	$ 63
Income tax expense (benefit)	149	10	(132)	27	124	(4)	(184)	(64)
Income (loss) from Continuing Operations	338	(19)	(263)	56	582	1	(456)	127
Income from disc. operations, net of tax	222	–	263	485	(139)	11	456	328
Gain on sale disc. operations, net of tax	736	(5)	–	731	84	–	–	84
Net income from discontinued operations	958	(5)	–	1,216	(55)	11	456	412
Net income	1,296	(24)	–	1,272	527	12	–	539
Net income from non-controlling interest	9	–	–	9	21	–	–	21
Net income attributable to Hillshire Brands	$1,287	$ (24)	$ –	$1,263	$ 506	$ 12	$ –	$ 518
Earnings per share – Basic
Income (loss) from continuing operations	$ 2.72	$(0.16)	(2.11)	$ 0.45	$ 4.23	$0.01	3.31	$ 0.92
Net income	10.36	(0.20)	0.00	10.16	3.68	0.09	0.00	3.77
Earnings per share – Diluted
Income (loss) from continuing operations	$ 2.70	$(0.16)	(2.10)	$ 0.45	$ 4.21	$0.01	3.30	$ 0.92
Net income	10.31	(0.20)	0.00	10.11	3.66	0.09	0.00	3.75
[1]	Amounts as reported in the company’s financial statements as included in its Annual Report on Form 10K for the year ended July 2, 2011

	Quarter ended October 1, 2011				Quarter ended October 2, 2010
(in millions) (Unaudited)	As Reported [2]	Adjustments	Disc. Ops.	As Restated	As Reported [2]	Adjustments	Disc. Ops.	As Restated
Continuing Operations
Net sales	$1,943	$ 7	$(925)	$1,025	$1,727	$ 16	$(741)	$1,002
Cost of sales	1,327	8	(595)	740	1,157	10	(458)	709
Selling, general and administrative expenses	455	1	(229)	227	409	7	(181)	235
Net charges for exit activities, asset and business dispositions	32	–	(11)	21	4	–	(2)	2
Impairment charges	18	–	(8)	10	–	–	–	–
Operating income	111	(2)	(82)	27	157	(1)	(100)	56
Interest expense	30	–	(7)	23	34	–	(4)	30
Interest income	(9)	–	8	(1)	(5)	–	4	(1)
Debt extinguishment costs	–	–	–	–	30	–	–	30
Income (loss) from continuing operations before tax	90	(2)	(83)	5	98	(1)	(100)	(3)
Income tax expense (benefit)	124	1	(132)	(7)	37	(4)	(37)	(4)
Income (loss) from Continuing Operations	(34)	(3)	49	12	61	3	(63)	1
Income (loss) from disc. operations, net of tax	(273)	–	(49)	(322)	44	–	63	107
Gain on sale disc. operations, net of tax	92	–	–	92	89	–	–	89
Net income (loss) from discontinued operations	(181)	–	(49)	(230)	133	–	63	196
Net income (loss)	(215)	(3)	–	(218)	194	3	–	197
Net income from non-controlling interest	2	–	–	2	2	–	–	2
Net income (loss) attributable to Hillshire Brands	$ (217)	$ (3)	$ –	$ (220)	$ 192	$ 3	$ –	$ 195
Earnings per share – Basic
Income (loss) from continuing operations	$(0.28)	$(0.02)	0.40	$ 0.10	$ 0.47	$0.02	(0.48)	$ 0.01
Net income (loss)	(1.84)	(0.02)	–	(1.86)	1.47	0.02	0.00	1.49
Earnings per share – Diluted
Income (loss) from continuing operations	$(0.28)	$(0.02)	0.40	$ 0.10	$ 0.46	$0.02	(0.48)	$ 0.01
Net income (loss)	(1.84)	(0.02)	–	(1.85)	1.46	0.02	0.00	1.48
[2]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended October 1, 2011

The following table reconciles the company’s previously reported results per the Form 10Q for the period ended December 31, 2011 to the restated Statement of Income for the quarters ended December 31, 2011 and January 1, 2011.

	Quarter ended December 31, 2011				Quarter ended January 1, 2011
(in millions) (Unaudited)	As Reported [3]	Adjustment	Disc. Ops.	As Restated	As Reported [3]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$2,081	$ (5)	$ (988)	$1,088	$1,958	$ (11)	$(885)	$1,062
Cost of sales	1,385	(5)	(598)	782	1,281	(6)	(539)	736
Selling, general and administrative expenses	497	(4)	(262)	231	463	–	(231)	232
Net charges for exit activities, asset and business dispositions	84	(5)	(34)	45	39	–	(37)	2
Impairment charges	14	–	(10)	4	–	–	–	–
Operating income	101	9	(84)	26	175	(5)	(78)	92
Interest expense	29	–	(7)	22	28	–	(7)	21
Interest income	(11)	–	10	(1)	(7)	–	6	(1)
Debt extinguishment costs	–	–	–	–	25	–	–	25
Income from continuing operations before tax	83	9	(87)	5	129	(5)	(77)	47
Income tax expense (benefit)	50	5	3	58	41	(2)	(23)	16
Income (loss) from Continuing Operations	33	4	(90)	(53)	88	(3)	(54)	31
Income from disc. operations, net of tax	65	–	90	155	255	–	54	309
Gain on sale disc. operations, net of tax	371	(3)	–	368	490	8	–	498
Net income from discontinued operations	436	(3)	90	523	745	8	54	807
Net income	469	1	–	470	833	5	–	838
Net income from non-controlling interest	1	–	–	1	2	–	–	2
Net income attributable to Hillshire Brands	$ 468	$ 1	$ –	$ 469	$ 831	$ 5	$ –	$ 836
Earnings per share – Basic
Income (loss) from continuing operations	$ 0.28	$0.03	(0.75)	$(0.44)	$ 0.69	$(0.03)	(0.42)	$ 0.24
Net income	3.95	0.01	0.00	3.96	6.51	0.03	0.00	6.54
Earnings per share – Diluted
Income (loss) from continuing operations	$ 0.27	$0.03	(0.75)	$(0.44)	$ 0.69	$(0.03)	(0.42)	$ 0.24
Net income	3.93	0.01	0.00	3.96	6.48	0.03	0.00	6.51
[3]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011

	Six Months ended December 31, 2011				Six Months ended January 1, 2011
(in millions) (Unaudited)	As Reported [3]	Adjustment	Disc. Ops.	As Restated	As Reported [3]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$4,024	$ 2	$(1,913)	$2,113	$3,685	$ 5	$(1,626)	$ 2064
Cost of sales	2,712	3	(1,193)	1,522	2,438	4	(997)	1,445
Selling, general and administrative expenses	952	(3)	(491)	458	872	7	(412)	467
Net charges for exit activities, asset and business dispositions	116	(5)	(45)	66	43	–	(39)	4
Impairment charges	32	–	(18)	14	–	–	–	–
Operating income	212	7	(166)	53	332	(6)	(178)	148
Interest expense	59	–	(14)	45	62	–	(11)	51
Interest income	(20)	–	18	(2)	(12)	–	10	(2)
Debt extinguishment costs	–	–	–	–	55	–	–	55
Income from continuing operations before tax	173	7	(170)	10	227	(6)	(177)	44
Income tax expense (benefit)	174	6	(129)	51	78	(6)	(60)	12
Income (loss) from Continuing Operations	(1)	1	(41)	(41)	149	–	(117)	32
Income (loss) from disc. operations, net of tax	(208)	–	41	(167)	299	–	117	416
Gain on sale disc. operations, net of tax	463	(3)	–	460	579	8	–	587
Net income from discontinued operations	255	(3)	41	293	878	8	117	1,003
Net income	254	(2)	–	252	1,027	8	–	1,035
Net income from non-controlling interest	3	–	–	3	4	–	–	4
Net income attributable to Hillshire Brands	$ 251	$ (2)	$ –	$ 249	$1,023	$ 8	$ –	$1,031
Earnings per share – Basic
Income (loss) from continuing operations	$(0.01)	$ 0.01	(0.35)	$ (0.35)	$1.15	$ 0.00	(0.90)	$ 0.25
Net income	2.12	(0.01)	0.00	2.11	7.92	0.05	0.00	7.97
Earnings per share – Diluted
Income (loss) from continuing operations	$(0.01)	$ 0.01	(0.35)	$ (0.35)	$1.15	$ 0.00	(0.89)	$ 0.25
Net income	2.12	(0.01)	0.00	2.11	7.88	0.05	0.00	7.94
[3]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended December 31, 2011

	Quarter ended March 31, 2012				Quarter ended April 2, 2011
(in millions) (Unaudited)	As Reported [4]	Adjustment	Disc. Ops.	As Restated	As Reported [4]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$1,899	$ (5)	$(929)	$ 965	$1,860	$ (10)	$(911)	$ 939
Cost of sales	1,312	(3)	(610)	699	1,226	(5)	(570)	651
Selling, general and administrative expenses	458	3	(251)	210	436	–	(216)	220
Net charges for exit activities, asset and business dispositions	63	7	(66)	4	4	–	(1)	3
Operating income	66	(12)	(2)	52	194	(5)	(124)	65
Interest expense	29	–	(7)	22	25	–	(7)	18
Interest income	(11)	–	9	(2)	(9)	–	8	(1)
Income from continuing operations before tax	48	(12)	(4)	32	178	(5)	(125)	48
Income tax expense (benefit)	10	(9)	(58)	(57)	54	(2)	(38)	14
Income (loss) from Continuing Operations	38	(3)	54	89	124	(3)	(87)	34
Income (loss) from disc. operations, net of tax	20	–	(54)	(34)	3	(3)	87	87
Gain (loss) on sale disc. operations, net of tax	(60)	2	–	(58)	29	–	–	29
Net income from discontinued operations	(40)	2	(54)	(92)	32	(3)	87	116
Net income (loss)	(2)	(1)	–	(3)	156	(6)	–	150
Net income from non-controlling interest	–	–	–		3	–	–	3
Net income (loss) attributable to Hillshire Brands	$(2)	$ (1)	$ –	$ (3)	$ 153	$ (6)	$ –	$ 147
Earnings per share – Basic
Income (loss) from continuing operations	$ 0.31	$(0.03)	$0.46	$0.75	$ 1.03	$(0.01)	(0.73)	$0.28
Net income	(0.02)	(0.01)	0.00	(0.02)	1.26	(0.04)	0.00	1.22
Earnings per share – Diluted
Income (loss) from continuing operations	$ 0.31	$(0.03)	$0.46	$0.74	$ 1.02	$(0.01)	(0.73)	$0.28
Net income	(0.02)	(0.01)	0.00	(0.02)	1.25	(0.04)	0.00	1.21
[4]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012

	Nine Months ended March 31, 2012				Nine Months ended April 2, 2011
(in millions) (Unaudited)	As Reported [4]	Adjustment	Disc. Ops.	As Restated	As Reported [4]	Adjustment	Disc. Ops.	As Restated
Continuing Operations
Net sales	$5,923	$ (3)	$(2,842)	$3,078	$5,545	$ (5)	$(2,537)	$3,003
Cost of sales	4,024	–	(1,803)	2,221	3,664	(1)	(1,567)	2,096
Selling, general and administrative expenses	1,410	–	(742)	668	1,308	7	(628)	687
Net charges for exit activities, asset and business dispositions	179	2	(111)	70	47	–	(40)	7
Impairment charges	32	–	(18)	14	–	–	–	–
Operating income	278	(5)	(168)	105	526	(11)	(302)	213
Interest expense	88	–	(21)	67	87	–	(18)	69
Interest income	(31)	–	27	(4)	(21)	–	18	(3)
Debt extinguishment costs	–	–	–	–	55	–	–	55
Income from continuing operations before tax	221	(5)	(174)	42	405	(11)	(302)	92
Income tax expense (benefit)	184	(3)	(187)	(6)	132	(8)	(98)	26
Income (loss) from Continuing Operations	37	(2)	13	48	273	(3)	(204)	66
Income (loss) from disc. operations, net of tax	(188)	–	(13)	(201)	302	(3)	204	503
Gain on sale disc. operations, net of tax	403	(1)	–	402	608	8	–	616
Net income from discontinued operations	215	(1)	(13)	201	910	5	204	1,119
Net income	252	(3)	–	249	1,183	2	–	1,185
Net income from non-controlling interest	3	–	–	3	7	–	–	7
Net income attributable to Hillshire Brands	$ 249	$ (3)	$ –	$ 246	$1,176	$ 2	$ –	$1,178
Earnings per share – Basic
Income (loss) from continuing operations	$0.31	$(0.01)	$ 0.11	$ 0.41	$2.16	$(0.02)	(1.62)	$ 0.53
Net income	2.10	(0.02)	0.00	2.08	9.30	0.01	0.00	9.31
Earnings per share – Diluted
Income (loss) from continuing operations	$0.31	$(0.01)	$ 0.11	$ 0.40	$2.15	$(0.02)	(1.61)	$ 0.52
Net income	2.09	(0.02)	0.00	2.07	9.25	0.01	0.00	9.27
[4]	Amounts as reported in the company’s financial statements in its Quarterly Report on Form 10-Q for the quarter ended March 31, 2012

Consolidated Balance Sheet Impact

	July 2 , 2011				October 1, 2011
(in millions) (Unaudited)	As Reported [5]	Adjustment	Disc. Ops.	As Restated	As Reported [5]	Adjustment	Disc. Ops.	As Restated
Condensed Consolidated Balance Sheets
Assets
Cash and equivalents	$2,066	$ –	$(1,992)	$ 74	$1,685	$ –	$(1,630)	$ 55
Trade accounts receivable, less allowances	929	(110)	(524)	295	766	(85)	(389)	292
Inventories	976	33	(722)	287	1,025	21	(705)	341
Current deferred income taxes	54	–	(50)	4	43	–	(39)	4
Other current assets	274	(22)	(85)	167	297	(2)	(236)	59
Receivable for proceeds on business disposition	–	–	–	–	552	–	–	552
Assets held for sale	285	–	3,373	3,658	511	–	2,999	3,510
Total current assets	4,584	(99)	–	4,485	4,879	(66)	–	4,813
Property, net of accumulated depreciation	1,648	(1)	(789)	858	1,321	(1)	(486)	834
Trademarks and other identifiable intangibles, net	322	–	(164)	158	258	–	(109)	149
Goodwill	811	–	(463)	348	597	–	(249)	348
Deferred income taxes	256	11	(211)	56	185	6	(177)	14
Pension asset	265	–	(257)	8	362	–	(356)	6
Other noncurrent assets	256	–	(172)	84	221	–	(58)	163
Noncurrent assets held for sale	1,391	(3)	2,097	3,485	1,229	–	1,435	2,664
	$9,533	$ (92)	$ 41	$9,482	$9,052	(61)	$ –	$8,991

Liabilities and Equity
Notes payable	$238	$ –	$ (40)	$ 198	439	$ –	$ (104)	$ 335
Accounts payable	954	–	(499)	455	740	–	(344)	396
Income taxes payable and current deferred taxes	469	–	(17)	452	439	23	(158)	304
Other accrued liabilities	1,681	(11)	(1,057)	613	1,299	(9)	(805)	485
Current maturities of long-term debt	473	–	(472)	1	443	–	(443)	–
Liabilities held for sale	307	–	2,085	2,392	533	–	1,854	2,387
Total current liabilities	4,122	(11)	–	4,111	3,893	14	–	3,907
Long-term debt	1,936	–	(26)	1,910	1,935	–	(22)	1,913
Pension obligation	218	–	(97)	121	206	–	(89)	117
Deferred income taxes	184	(25)	(159)	–	362	–	(327)	35
Other liabilities	826	(1)	(508)	317	726	–	(425)	301
Noncurrent liabilities held for sale	273	26	831	1,130	294	–	863	1,157
Total Equity	1,974	(81)	–	1,893	1,636	(75)	–	1,561
	$9,533	$ (92)	$ 41	$9,482	$9,052	$(61)	$ –	$8,991

	December 31, 2011				March 31, 2012
(in millions) (Unaudited)	As Reported [5]	Adjustment	Disc. Ops.	As Restated	As Reported [5]	Adjustment	Disc. Ops.	As Restated
Condensed Consolidated Balance Sheets
Assets
Cash and equivalents	$2,751	$ –	$(2,610)	$ 141	$2,655	$ –	$(2,555)	$ 100
Trade accounts receivable, less allowances	760	(87)	(407)	266	734	(95)	(393)	246
Inventories	917	26	(652)	291	907	28	(641)	294
Current deferred income taxes	26	–	(20)	6	35	–	(29)	6
Other current assets	349	(28)	(108)	213	324	(4)	(189)	131
Receivable for proceeds on business disposition	376	–	–	376	–	–	–	–
Assets held for sale	78	–	3,797	3,875	5	–	3,807	3,812
Total current assets	5,257	(89)	–	5,168	4,660	(71)	–	4,589
Property, net of accumulated depreciation	1,291	–	(468)	823	1,300	(1)	(490)	809
Trademarks and other identifiable intangibles, net	247	–	(107)	140	400	–	(263)	137
Goodwill	592	–	(244)	348	599	–	(251)	348
Deferred income taxes	145	4	(109)	40	139	7	(73)	73
Pension asset	354	–	(344)	10	427	–	(423)	4
Other noncurrent assets	223	–	(136)	87	244	–	(169)	75
Noncurrent assets held for sale	77	–	1,408	1,485	5	–	1,669	1,674
	$8,186	$ (85)	$ –	$8,101	$7,774	$(65)	$ –	$7,709

Liabilities and Equity
Notes payable	122	$ –	$ (122)	$ –	187	$ –	$(92)	$95
Accounts payable	728	–	(345)	383	693	–	(293)	400
Income taxes payable and current deferred taxes	594	–	(12)	582	615	24	(47)	592
Other accrued liabilities	1,176	(8)	(650)	518	1,061	(9)	(603)	449
Current maturities of long-term debt	390	–	(389)	1	985	–	(5)	980
Liabilities held for sale	70	3	1,518	1,591	–	1	1,040	1,041
Total current liabilities	3,080	(5)	–	3,075	3,541	16	–	3,557
Long-term debt	1,935	–	(22)	1,913	954	–	(19)	935
Pension obligation	240	–	(85)	155	225	–	(85)	140
Deferred income taxes	212	–	(212)	–	211	–	(211)	–
Other liabilities	712	(8)	(386)	318	698	(7)	(380)	311
Noncurrent liabilities held for sale	3	–	705	708	–	–	695	695
Total Equity	2,004	(72)	–	1,932	2,145	(74)	–	2,071
	$8,186	$ (85)	$ –	$8,101	$7,774	$(65)	$ –	$7,709

[5]	Amounts represent the balance sheets as originally reported in the company’s filings for the respective period ends.

Consolidated Statement of Cash Flow Impact The restatement did not change the total cash flows from operating, investing or financing activities for any of the quarters or full years impacted by the restatements. However, certain amounts within Cash from Operating Activities were impacted by the non-cash adjustments to correct the errors – net income (loss) was adjusted to reflect the restatement impact with an offset to Increase (decrease) in deferred taxes; Other and/or Changes in Accounts receivable or Inventories. The following table shows the impact of the restatements on the previously reported cash flow items within Cash from Operating Activities for 2011 and 2010.

	July 2, 2011		July 3, 2010
In millions	As Reported[6]	As Restated	As Reported[6]	As Restated
Operating Activities
Net income	$1,296	$1,272	$527	$539
Adjustments to reconcile net income to net cash from operating activities
Amortization expense	84	84	94	93
Increase (decrease) in deferred income taxes	187	180	527	525
Other	(20)	(19)	22	4
Changes in current assets and liabilities, net of businesses acquired and sold
Accounts receivable	105	116	55	58
Inventories	(202)	(206)	52	57
Other current assets	(43)	(42)	(27)	(26)
Accrued liabilities	(170)	(171)	19	19
Accrued taxes	155	178	(274)	(274)
Net cash from operating activities	$ 447	$ 447	$ 952	$ 952

Comprehensive Income Impact

	July 2, 2011		July 3, 2010
In millions	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income	$1,296	$1,272	$ 527	$ 539
Translation adjustments, net of tax	332	325	(82)	(85)
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	7	7	8	8
Pension/Postretirement activity, net of tax	317	317	(235)	(235)
Other comprehensive income activity, net of tax	–	–	2	2
Comprehensive income (loss)	$1,952	$1,921	$ 220	$ 229

	Quarter ended October 1, 2011		Quarter ended December 31, 2011		Quarter ended March 31, 2012
In millions Unaudited	As Reported[6]	As Restated	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income (loss)	$(215)	$(218)	$469	$470	$ (2)	$ (3)
Translation adjustments, net of tax	(142)	(133)	14	16	193	192
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(1)	(1)	(9)	(9)	(2)	(2)
Pension/Postretirement activity, net of tax	10	10	(12)	(12)	(8)	(8)
Comprehensive income (loss)	$(348)	$(342)	$462	$465	$181	$179

	Six Months ended December 31, 2011		Nine Months ended March 31, 2012
In millions Unaudited	As Reported[6]	As Restated	As Reported[6]	As Restated
Comprehensive Income
Net income (loss)	$ 254	$ 252	$252	$249
Translation adjustments, net of tax	(128)	(117)	65	75
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	(10)	(10)	(12)	(12)
Pension/Postretirement activity, net of tax	(2)	(2)	(10)	(10)
Comprehensive income (loss)	$ 114	$ 123	$295	$302

	Quarter ended October 2, 2010		Quarter ended January 1, 2011		Quarter ended April 2, 2011
(in millions)	As reported[6]	As Restated	As reported[6]	As Restated	As reported[6]	As Restated
Comprehensive Income
Net Income (loss)	$194	$197	$833	$838	$156	$150
Translation adjustments, net of tax	193	191	(39)	(40)	129	127
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	–	–	14	14	5	5
Pension/Postretirement activity, net of tax	(29)	(29)	40	40	(26)	(26)
Comprehensive income (loss)	$358	$359	$848	$852	$264	$256

	Six months ended January 1, 2011		Nine Months ended April 2, 2011
(in millions)	As reported[6]	As Restated	As reported[6]	As Restated
Comprehensive Income
Net Income	$1,027	$1,035	$1,183	$1,185
Translation adjustments, net of tax	154	151	283	278
Net unrealized gain (loss) on qualifying cash flow hedges, net of tax	14	14	19	19
Pension/Postretirement activity, net of tax	11	11	(15)	(15)
Comprehensive income (loss)	$1,206	$1,211	$1,470	$1,467
6	Amounts represent the balances as originally reported in the company’s filings for the respective period ends.